DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2014
DEFERRED FINANCING COSTS [Abstract]
Retrospective Effect of Adopting ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs
The Company has elected to early adopt the provisions of this ASU and is retrospectively applying this standard to all prior periods, as set forth:

	December 31, 2014			December 31, 2013
	Previous Presentation	Adjustment	Current Presentation	Previous Presentation	Adjustment	Current Presentation
Assets:
Deferred financing costs, net	$36,206	$(36,206)	$—	$41,979	$(41,979)	$—
Liabilities:
Mortgage notes payable, net	$1,259,430	$(36,206)	$1,223,224	$1,077,172	$(41,979)	$1,035,193

Deferred Financing Costs
The deferred financing costs summarized in the following table are presented as a reduction to "Mortgage notes payable, net" in the Consolidated Balance Sheets.

	December 31, 2014	December 31, 2013
Gross carrying amount	$45,569	$43,011
Accumulated amortization	(9,363)	(1,032)
Deferred financing costs, net	$36,206	$41,979